Preferred stock (Details)	Dec. 31, 2022 $ / shares shares	Apr. 26, 2022 shares
Preferred stock (Details) [Line Items]
Converted preferred stock	106,949,326
Preferred stock, shares authorized		1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred Stock [Member]
Preferred stock (Details) [Line Items]
Preferred stock, shares authorized	1,000,000
Class A Common Stock [Member]
Preferred stock (Details) [Line Items]
Preferred stock conversion ratio	5.5562